SUBSEQUENT EVENTS (Details)	12 Months Ended
Dec. 31, 2018
Loulo [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	80.00%
Gounkoto [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	80.00%
Tongon [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	89.70%
Massawa project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	83.30%
Kibali [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	45.00%
Morial [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	40.00%